UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

       [GRAPHIC OF Salomon Brothers
       Variable Series Funds Inc]




   Annual
   Report
   2003
   DECEMBER 31, 2003


 . SMALL CAP GROWTH FUND



                                   [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                                Table of Contents


LETTER FROM THE CHAIRMAN....................................   1

MANAGER OVERVIEW............................................   2

HISTORICAL PERFORMANCE......................................   5

SCHEDULE OF INVESTMENTS.....................................   6

STATEMENT OF ASSETS AND LIABILITIES.........................  11

STATEMENT OF OPERATIONS.....................................  12

STATEMENTS OF CHANGES IN NET ASSETS.........................  13

NOTES TO FINANCIAL STATEMENTS...............................  14

FINANCIAL HIGHLIGHTS........................................  19

REPORT OF INDEPENDENT AUDITORS..............................  20

ADDITIONAL INFORMATION......................................  21

                                   [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                            Letter from the Chairman



[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer


DEAR SHAREHOLDER,

At the start of the fund's fiscal year in January 2003, the domestic economy and stock market were dominated by uncertainty stemming from growing geopolitical tensions, especially the run-up to the war in Iraq. By March of 2003, business and economic fundamentals began to show signs that the bear market for stocks that had dominated the previous three years was finally nearing an end. As the year progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. These factors, among others, contributed to a broad stock market rally that produced significant gains for many sectors of the economy.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 12, 2004

                                    [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                                Manager Overview


PERFORMANCE UPDATE

During its fiscal year ended December 31, 2003, the fund's/1/ Class I Shares returned 49.03%. In comparison, the fund outperformed its benchmark, the unmanaged Russell 2000 Growth Index/i/ and the Russell 2000 Index,/ii/ which returned 48.54% and 47.25%, respectively, for the same period. The fund also outperformed its Lipper small-cap core variable funds category average, which was 42.03% for the same period./2/ The fund's outperformance was primarily attributable to strong stock selection in several sectors including health care, telecom and technology, which offset the negative impact from holding cash in a rising market.

                            PERFORMANCE OF THE FUND
                            AS OF DECEMBER 31, 2003
                                  (unaudited)

                                                          6 Months 12 Months

    Class I Shares                                         26.55%    49.03%

    Russell 2000 Growth Index                              24.48%    48.54%

    Russell 2000 Index                                     24.92%    47.25%

    Lipper Small-Cap Core Variable Funds Category Average  23.62%    42.03%

 All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

 The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund.

 All index performance reflects no deduction for fees, expenses or taxes. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 109 funds for the six-month period and among the 107 funds for the 12-month period in the small-cap core variable funds category.


MARKET OVERVIEW

Due to a soft economy and geopolitical concerns, equity markets began 2003 with a continuation of the market weakness experienced in the prior three years. After bottoming in March, markets began to look forward to a stronger economy driven by record low interest rates and an aggressive fiscal policy. Equity markets remained strong throughout the year, led by sectors expected to have the most leverage in a recovery such as smaller capitalization companies and technology stocks. The perceived turnaround in the economy toward stronger growth benefited the returns of the fund.

During 2003, the small-cap market, as measured by the Russell 2000 Index, returned 47.25%, compared to the large-cap S&P 500 Index's/iii/ 28.67% return. Among the smaller capitalization companies, growth stocks outperformed value stocks, with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index/iv/ by 2.51% for the year. All sectors in the Russell 2000 Growth Index generated positive returns for the period, with

/1/The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation.
/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended December 31, 2003, calculated among the 107 funds in the small-cap core variable funds category including the reinvestment of dividends and capital gains, if any.

technology, telecommunication and healthcare all generating more than 50% returns. The past year saw market leadership come primarily from companies that were not profitable at the start of the year. Companies in the Russell 2000 Index that posted losses at the start of 2003 actually led the Index's returns for the year.

WHAT AFFECTED FUND PERFORMANCE

The fund benefited from strong stock selection in health care, telecom and technology while it was adversely affected by weak stock selection in basic materials, energy and financials. Individual stocks making the greatest contribution to returns during the period included DJ Orthopedics Inc., a producer of orthopedic sports medicine devices and surgical products in health care, and Transkaryotic Therapies, Inc., a biotechnology firm that develops and markets gene therapies for rare diseases. UnitedGlobalCom, Inc., a cable TV and communications provider in telecommunications services, also contributed positively to the fund's performance for the period. DJ Orthopedics and UnitedGlobalCom were positions held entering 2003, with both holdings subsequently reduced during the year. We initiated the fund's position in Transkaryotic Therapies during the past year.

While the fund's performance for the period was positive, some holdings detracted from performance during the period. The biggest detractors included the TriZetto Group, Inc., a computer software company that specializes in providing services and applications for managed care and other health care organizations, and SEACOR SMIT Inc., a provider of marine services for offshore drilling operations. Entravision Communications Corp., a Hispanic media company, was another holding that detracted from the fund's performance during the period. TriZetto, SEACOR SMIT and Entravision Communications were all positions held by the fund at the start of 2003, which were subsequently sold during the year.

The fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. The fund considers companies with capitalizations at the time of purchase by the fund similar to that of the companies included in the Russell 2000 Growth Index to be small cap companies. Subsequent to a reconstitution of the Russell 2000 Growth Index in July 2003, the fund purchased securities of certain companies that caused the fund to have less than 80% of the fund's net assets invested in small cap companies and related investments as defined in the fund's prospectus. This situation continued until December 23, 2003, at which point it was rectified. The failure to comply with the 80% policy did not have any material adverse effect on the fund during the fiscal year. Nonetheless, the Adviser has agreed to reimburse the fund for realized losses on positions that were acquired in violation of the 80% policy. We have taken appropriate steps to ensure full compliance with the fund's 80% investment policy in the future.

Thank you for your investment in the Salomon Brothers Variable Small Cap Growth Fund. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

The Portfolio Management Team
Salomon Brothers Asset Management Inc

January 12, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: NPS Pharmaceuticals Inc. (2.54%); Transkaryotic Therapies Inc. (2.06%); DJ Orthopedics Inc. (1.86%); Electronics for Imaging Inc. (1.70%); CSG Systems International Inc. (1.67%); MGI Pharma Inc. (1.58%); Pride International Inc. (1.57%); InterMune Inc. (1.41%); Network Associates, Inc. (1.38%); United Therapeutics Corp. (1.29%). Please refer to pages 6 through 10 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes

RISK: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

/i/The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
/ii/The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/iii/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/iv/The Russell 2000 Value Index measures the performance of those Russell 2000
   Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that an investor cannot invest directly in an index.

The following graph depicts the performance of the Small Cap Growth
Fund -- Class I Shares versus the Russell 2000 Index and the Russell 2000 Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


     HISTORICAL PERFORMANCE (unaudited)
     SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND -- CLASS I SHARES Comparison of $10,000 Investment in the Fund with Russell 2000 Index and Russell 2000 Growth Index

                            [CHART]


              Small Cap
             Growth Fund -   Russell 2000   Russell 2000
            Class I Shares      Index       Growth Index
             -----------     ------------   ------------
11/8/99       $10,000        $10,000         $10,000
12/99          12,160         11,132          11,763
12/00          14,194         10,796           9,125
12/01          13,169         11,833           8,296
12/02           8,598          9,409           5,785
12/31/03       12,813         13,855           8,593




    Past performance is not predictive of future performance. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.

 Average Annual Total Returns -- Class I Shares+ (unaudited)

Twelve Months Ended 12/31/03                                                   49.03%
------------------------------------------------------------------------------------
11/8/99* through 12/31/03                                                       6.16
------------------------------------------------------------------------------------

 Cumulative Total Return -- Class I Shares+ (unaudited)

11/8/99* through 12/31/03                                                         28.13%
---------------------------------------------------------------------------------------

 +Assumes the reinvestment of all dividends and capital gains distributions at net asset value. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.
* Commencement of operations.

         Schedule of Investments
         December 31, 2003


Shares                      Security                          Value
-----------------------------------------------------------------------
COMMON STOCK -- 83.8%
Aerospace and Defense -- 0.9%
 29,200 Aeroflex Inc. (a)(b) ............................. $    341,348
  6,700 Essex Corp. (a)...................................       62,913
                                                           ------------
                                                                404,261
                                                           ------------
Banks -- 5.2%
  6,300 Banknorth Group, Inc..............................      204,939
  3,500 City National Corp................................      217,420
  6,100 Commerce Bancorp, Inc. (c)........................      321,348
  4,700 Cullen/Frost Bankers, Inc.........................      190,679
  4,200 Downey Financial Corp.............................      207,060
  5,900 East West Bancorp, Inc............................      316,712
  6,000 Investors Financial Services Corp. (c)............      230,460
     -- New York Community Bancorp, Inc...................           13
 15,500 Sterling Bancshares, Inc..........................      206,615
  3,000 UCBH Holdings, Inc................................      116,910
  4,100 Westamerica Bancorp...............................      203,770
                                                           ------------
                                                              2,215,926
                                                           ------------
Biotechnology -- 6.7%
 14,600 BioMarin Pharmaceuticals Inc. (a).................      113,427
  9,300 Digene Corp. (a)..................................      372,930
 26,200 Encysive Pharmaceuticals Inc. (a).................      234,490
 17,100 ILEX Oncology, Inc. (a)...........................      363,375
  3,300 Onyx Pharmaceuticals Inc. (a)(c)..................       93,159
 35,000 PRAECIS Pharmaceuticals Inc. (a)..................      225,400
 55,700 Transkaryotic Therapies, Inc. (a).................      869,477
 23,800 United Therapeutics Corp. (a)(c)..................      546,210
                                                           ------------
                                                              2,818,468
                                                           ------------
Chemicals -- 2.7%
 17,700 Georgia Gulf Corp.................................      511,176
 17,500 Millennium Chemicals Inc. (c).....................      221,900
  3,500 Minerals Technologies Inc.........................      207,375
  3,900 The Valspar Corp..................................      192,738
                                                           ------------
                                                              1,133,189
                                                           ------------
Commercial Services and Supplies -- 2.5%
 46,100 ActivCard Corp. (a)(b)............................      363,268
 56,600 CSG Systems International, Inc. (a)...............      706,934
                                                           ------------
                                                              1,070,202
                                                           ------------
Communications Equipment -- 4.2%
 11,600 3Com Corp. (a)....................................       94,772
 27,300 Arris Group Inc. (a)(b)(c)........................      197,652
 12,600 Avocent Corp. (a)(b)..............................      460,152
104,100 Enterasys Networks, Inc. (a)......................      390,375
  8,900 Extreme Networks, Inc. (a)........................       64,169
 28,200 McDATA Corp., Class A Shares (a)(c)...............      268,746
 18,800 Tekelec (a).......................................      292,340
                                                           ------------
                                                              1,768,206
                                                           ------------
Computers and Peripherals -- 3.6%
 30,400 Cray, Inc. (a)(c).................................      301,872
 27,600 Electronics for Imaging, Inc. (a)(c)..............      718,152
  7,800 Imation Corp......................................      274,170
 25,000 Innovex, Inc. (a)(c)..............................      210,750
                                                           ------------
                                                              1,504,944
                                                           ------------

                      See Notes to Financial Statements.

         Schedule of Investments
         December 31, 2003 (continued)


Shares                     Security                          Value
----------------------------------------------------------------------
Construction and Engineering -- 0.3%
 4,400 Chicago Bridge & Iron Co. N.V..................... $    127,160
                                                          ------------
Diversified Financials -- 1.7%
 6,000 Affiliated Managers Group, Inc. (a)(b)............      417,540
12,200 Waddell & Reed Financial, Inc., Class A Shares (c)      286,212
                                                          ------------
                                                               703,752
                                                          ------------
Diversified Telecommunication Services -- 2.3%
51,800 Cincinnati Bell Inc. (a)(c).......................      261,590
31,900 Citizens Communications Co. (a)...................      396,198
 8,200 Commonwealth Telephone Enterprises, Inc. (a)(c)...      309,550
                                                          ------------
                                                               967,338
                                                          ------------
Electrical Equipment -- 0.4%
14,200 Ultralife Batteries, Inc. (a).....................      175,796
                                                          ------------
Electronic Equipment and Instruments -- 1.6%
24,800 Exar Corp. (a)....................................      423,584
13,700 Plexus Corp. (a)..................................      235,229
                                                          ------------
                                                               658,813
                                                          ------------
Energy Equipment and Services -- 2.3%
35,600 Pride International, Inc. (a).....................      663,584
13,000 Rowan Cos., Inc. (a)(c)...........................      301,210
                                                          ------------
                                                               964,794
                                                          ------------
Food and Drug Retailing -- 0.6%
 3,800 Duane Reade Inc. (a)..............................       64,296
17,600 Pathmark Stores, Inc. (a).........................      133,760
 3,100 Wild Oats Markets, Inc. (a)(c)....................       40,083
                                                          ------------
                                                               238,139
                                                          ------------
Food Products -- 0.5%
 6,500 Ralcorp Holdings, Inc. (a)........................      203,840
                                                          ------------
Gas Utilities -- 1.0%
25,095 Southern Union Co. (a)............................      461,748
                                                          ------------
Healthcare Equipment and Supplies -- 3.9%
13,900 Dade Behring Holdings, Inc. (a)...................      496,786
29,300 DJ Orthopedics Inc. (a)...........................      785,240
 9,100 Wilson Greatbatch Technologies, Inc. (a)(c).......      384,657
                                                          ------------
                                                             1,666,683
                                                          ------------
Healthcare Providers and Services -- 0.8%
 3,500 Accredo Health, Inc. (a)(b).......................      110,635
 8,700 Sierra Health Services, Inc. (a)(c)...............      238,815
                                                          ------------
                                                               349,450
                                                          ------------
Hotels, Restaurants and Leisure -- 1.5%
 4,300 Applebee's International, Inc. (b)................      168,861
 6,900 California Pizza Kitchen, Inc. (a)(c).............      138,897
 1,900 O'Charley's Inc. (a)..............................       34,105
 9,900 Station Casinos, Inc. (c).........................      303,237
                                                          ------------
                                                               645,100
                                                          ------------
Insurance -- 2.5%
 2,500 Aspen Insurance Holdings Ltd. (a).................       62,025
 6,400 Brown & Brown, Inc. (c)...........................      208,704
10,700 IPC Holdings, Ltd.................................      416,658
 4,600 PartnerRe Ltd. (c)................................      267,030
 2,900 Platinum Underwriters Holdings, Ltd...............       87,000
                                                          ------------
                                                             1,041,417
                                                          ------------

                      See Notes to Financial Statements.

         Schedule of Investments
         December 31, 2003 (continued)


Shares                     Security                          Value
----------------------------------------------------------------------
Internet Software and Services -- 2.0%
 8,400 Digital River, Inc. (a)........................... $    185,640
11,600 Openwave Systems Inc. (a).........................      127,600
19,800 RADWARE Ltd. (a)..................................      539,550
                                                          ------------
                                                               852,790
                                                          ------------
IT Consulting and Services -- 0.8%
14,300 BearingPoint, Inc. (a)............................      144,287
14,000 Perot Systems Corp., Class A Shares (a)...........      188,720
                                                          ------------
                                                               333,007
                                                          ------------
Machinery -- 0.6%
11,700 AGCO Corp. (a)(b).................................      235,638
                                                          ------------
Media -- 2.4%
 5,400 Getty Images, Inc. (a)............................      270,702
10,700 Spanish Broadcasting System, Inc. (a).............      112,350
29,400 UnitedGlobalCom, Inc. (a)(c)......................      249,312
19,800 Young Broadcasting, Inc. (a)......................      396,792
                                                          ------------
                                                             1,029,156
                                                          ------------
Metals and Mining -- 0.2%
18,000 AK Steel Holding Corp. (a)(b).....................       91,800
                                                          ------------
Oil and Gas -- 0.8%
 9,000 Premcor Inc. (a)..................................      234,000
 5,000 Whiting Petroleum Corp. (a).......................       92,000
                                                          ------------
                                                               326,000
                                                          ------------
Paper and Forest Products -- 0.6%
13,400 Louisiana-Pacific Corp. (a).......................      239,592
                                                          ------------
Pharmaceuticals -- 9.0%
 3,100 Andrx Corp. (a)(b)................................       74,524
11,500 Angiotech Pharmaceuticals Inc. (a)(b).............      529,000
25,700 InterMune Inc. (a)................................      595,212
26,000 Ista Pharmaceuticals Inc. (a).....................      241,280
26,200 Ligand Pharmaceuticals Inc. (a)(c)................      384,878
16,200 MGI Pharma, Inc. (a)(c)...........................      666,630
18,800 Nektar Therapeutics (a)(c)........................      255,868
35,000 NPS Pharmaceuticals, Inc. (a)(c)..................    1,075,900
                                                          ------------
                                                             3,823,292
                                                          ------------
Real Estate -- 3.2%
 5,800 Alexandria Real Estate Equities, Inc. (b).........      335,820
16,900 American Financial Realty Trust (b)...............      288,145
 5,900 Ashford Hospitality Trust Inc. (a)(b).............       55,401
   300 CenterPoint Properties Trust......................       22,470
 5,000 Cousins Properties, Inc...........................      153,000
10,500 PS Business Parks, Inc............................      433,230
 4,100 United Dominion Realty Trust, Inc.................       78,720
                                                          ------------
                                                             1,366,786
                                                          ------------
Semiconductor Equipment and Products -- 5.7%
23,100 Adaptec, Inc. (a)(b)..............................      203,973
21,600 Genesis Microchip Inc. (a)........................      389,664
40,900 GlobespanVirata, Inc. (a).........................      240,492
11,000 Integrated Circuit Systems Inc. (a)...............      313,390
24,100 Lattice Semiconductor Corp. (a)...................      233,288
17,800 Microsemi Corp. (a)...............................      437,524
 4,200 Tessera Technologies Inc. (a).....................       79,002

                      See Notes to Financial Statements.

         Schedule of Investments
         December 31, 2003 (continued)


  Shares                       Security                          Value
-------------------------------------------------------------------------
Semiconductor Equipment and Products -- 5.7% (continued)
    39,500 White Electronic Designs Corp. (a)................ $   347,600
    59,900 Zarlink Semiconductor Inc. (a)....................     202,462
                                                              -----------
                                                                2,447,395
                                                              -----------
Software -- 8.1%
    28,200 Activision Inc. (a)(b)............................     513,240
    26,900 Borland Software Corp. (a)(c).....................     261,737
    44,600 Compuware Corp. (a)...............................     269,384
    20,300 NetIQ Corp. (a)...................................     268,975
    38,700 Network Associates, Inc. (a)......................     582,048
    51,500 Novell, Inc. (a)..................................     541,780
     8,900 SERENA Software, Inc. (a)(c)......................     163,315
    71,700 TIBCO Software Inc. (a)...........................     485,409
    14,500 Verint Systems Inc. (a)...........................     327,120
                                                              -----------
                                                                3,413,008
                                                              -----------
Specialty Retail -- 2.4%
     6,600 Abercrombie & Fitch Co., Class A Shares (a)(b)....     163,086
     6,500 American Eagle Outfitters, Inc. (a)(b)............     106,600
    11,300 Linens 'N Things, Inc. (a)........................     339,904
     4,969 West Marine, Inc. (a)(c)..........................     138,188
     4,800 Zale Corp. (a)....................................     255,360
                                                              -----------
                                                                1,003,138
                                                              -----------
Textiles and Apparel -- 0.1%
     1,900 Carter's, Inc. (a)................................      48,355
                                                              -----------
Trading Companies and Distributors -- 1.2%
    18,700 MSC Industrial Direct Co. (c).....................     514,250
                                                              -----------
Unclassified -- 0.5%
    15,100 Compass Minerals International, Inc. (a)..........     215,628
                                                              -----------
Wireless Telecommunication Services -- 1.0%
    35,600 Dobson Communications Corp. (a)(c)................     233,892
     2,900 NII Holdings Inc. (a)(c)..........................     216,427
                                                              -----------
                                                                  450,319
                                                              -----------
           TOTAL COMMON STOCK (Cost -- $30,216,542)..........  35,509,380
                                                              -----------

   Face
  Amount
-----------
REPURCHASE AGREEMENT -- 16.2%
$6,851,000 Merrill Lynch & Co., Inc., 0.820% due 1/2/04;
            Proceeds at maturity -- $6,851,312; (Fully
            collateralized by U.S. Treasury Notes & Bonds,
            5.250% to 8.125% due 8/15/19 to 2/15/29; Market
            value -- $6,988,020) (Cost -- $6,851,000)........   6,851,000
                                                              -----------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $37,067,542*) $42,360,380
                                                              ===========

--------
(a) Non-income producing security.
(b) Securities with an aggregate market value of $4,656,683 are segregated as collateral for open futures contracts commitments.
(c) All or a portion of this security is on loan (See Note 6).
*  Aggregate cost for Federal income tax purposes is $37,311,544.

                      See Notes to Financial Statements.

         Loaned Securities Collateral
         December 31, 2003


   Face
  Amount                       Security                         Value
------------------------------------------------------------------------
$4,879,037 State Street Navigator Securities Lending Trust
           Prime Portfolio (Cost -- $4,879,037).............. $4,879,037
                                                              ==========

                      See Notes to Financial Statements.

         Statement of Assets and Liabilities
         December 31, 2003


ASSETS:
  Investments, at value (Cost -- $30,216,542)...................................... $35,509,380
  Repurchase agreement, at value (Cost -- $6,851,000)..............................   6,851,000
  Loaned securities collateral, at value (Cost -- $4,879,037) (Note 6).............   4,879,037
  Cash.............................................................................         553
  Receivable for securities sold...................................................     306,788
  Receivable due from Manager......................................................      38,301
  Dividends and interest receivable................................................      10,731
                                                                                    -----------
  Total Assets.....................................................................  47,595,790
                                                                                    -----------
LIABILITIES:
  Payable for loaned securities collateral (Note 6)................................   4,879,037
  Payable for securities purchased.................................................     327,249
  Payable for Fund shares reacquired...............................................     234,657
  Payable to broker -- variation margin............................................      51,000
  Management fee payable...........................................................      25,559
  Administration fee payable.......................................................       1,704
  Accrued expenses.................................................................      41,158
                                                                                    -----------
  Total Liabilities................................................................   5,560,364
                                                                                    -----------
Total Net Assets................................................................... $42,035,426
                                                                                    ===========
NET ASSETS:
  Par value of capital shares...................................................... $     3,432
  Capital paid in excess of par value..............................................  39,750,895
  Undistributed net investment income..............................................         214
  Accumulated net realized loss from investment transactions and futures contracts.  (3,085,936)
  Net unrealized appreciation of investments and futures contracts.................   5,366,821
                                                                                    -----------
Total Net Assets................................................................... $42,035,426
                                                                                    ===========
Shares Outstanding -- Class I Shares...............................................   3,432,069
                                                                                    -----------
Net Asset Value -- Class I Shares..................................................      $12.25
                                                                                    -----------

                      See Notes to Financial Statements.

         Statement of Operations
         For the Year Ended December 31, 2003


INVESTMENT INCOME:
  Dividends........................................................................................................ $   121,444
  Interest.........................................................................................................      39,660
  Less: Foreign withholding tax....................................................................................         (50)
                                                                                                                    -----------
  Total Investment Income..........................................................................................     161,054
                                                                                                                    -----------
EXPENSES:
  Management fee (Note 2)..........................................................................................     178,034
  Audit and legal..................................................................................................      40,070
  Shareholder communications.......................................................................................      26,999
  Custody..........................................................................................................      26,238
  Administration fee (Note 2)......................................................................................      11,869
  Directors' fees..................................................................................................      10,501
  Registration fees................................................................................................       1,000
  Shareholder servicing fees.......................................................................................          99
  Other............................................................................................................       5,092
                                                                                                                    -----------
  Total Expenses...................................................................................................     299,902
                                                                                                                    -----------
Net Investment Loss................................................................................................    (138,848)
                                                                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Investment transactions.........................................................................................    (336,120)
   Futures contracts...............................................................................................     307,979
                                                                                                                    -----------
  Net Realized Loss................................................................................................     (28,141)
                                                                                                                    -----------
  Change in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts:
   Beginning of year...............................................................................................  (4,622,399)
   End of year.....................................................................................................   5,366,821
                                                                                                                    -----------
  Increase in Net Unrealized Appreciation..........................................................................   9,989,220
                                                                                                                    -----------
  Net Realized Gain on Investments and Reimbursement from the Manager Related to Prospectus Restrictions (Note 11).      98,948
                                                                                                                    -----------
Net Gain on Investments and Futures Contracts......................................................................  10,060,027
                                                                                                                    -----------
Increase in Net Assets From Operations............................................................................. $ 9,921,179
                                                                                                                    ===========

                      See Notes to Financial Statements.

         Statements of Changes in Net Assets
         For the Years Ended December 31,

                                                            2003         2002
                                                        -----------  ------------
OPERATIONS:
 Net investment loss................................... $  (138,848) $    (82,920)
 Net realized loss.....................................     (28,141)   (2,413,742)
 Increase (decrease) in net unrealized appreciation....   9,989,220    (5,244,791)
 Net realized gain on investments and reimbursement
   from the Manager related to prospectus restrictions.      98,948            --
                                                        -----------  ------------
 Increase (Decrease) in Net Assets From Operations.....   9,921,179    (7,741,453)
                                                        -----------  ------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares......................  24,677,935    38,498,110
 Cost of shares reacquired.............................  (8,611,070)  (31,000,904)
                                                        -----------  ------------
 Increase in Net Assets From Fund Share Transactions...  16,066,865     7,497,206
                                                        -----------  ------------
Increase (Decrease) in Net Assets......................  25,988,044      (244,247)

NET ASSETS:
 Beginning of year.....................................  16,047,382    16,291,629
                                                        -----------  ------------
 End of year*.......................................... $42,035,426  $ 16,047,382
                                                        ===========  ============
* Includes undistributed net investment income of:.....        $214        $1,764
                                                        ===========  ============


                      See Notes to Financial Statements.

         Notes to Financial Statements

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Small Cap Growth Fund ("Fund") is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company") whose primary investment objective is to seek long-term growth of capital. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable Large Cap Growth Fund, Salomon Brothers Variable All Cap Fund (formerly known as Salomon Brothers Variable Capital Fund), Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund and Salomon Brothers Variable Investors Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and the other investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $145,394 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not effected by this adjustment; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; (k) class specific expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays SBAM an investment

         Notes to Financial Statements
         (continued)

management fee calculated at the annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services, the Fund pays SBFM an administration fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services, the Fund paid SBAM a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

The Fund has adopted a Rule 12b-1 distribution plan for Class II shares. Under the plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of that class.

For the year ended December 31, 2003, CGM and its affiliates did not receive any brokerage commissions.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases................................................... $43,058,020
                                                             ===========
Sales....................................................... $30,821,002
                                                             ===========

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation............................... $5,943,379
Gross unrealized depreciation...............................   (894,543)
                                                             ----------
Net unrealized appreciation................................. $5,048,836
                                                             ==========

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

         Notes to Financial Statements
         (continued)

Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At December 31, 2003, the Fund had the following open futures contracts:

                           Number
                             of                              Market   Unrealized
Contracts to Buy          Contracts Expiration Basis Value   Value       Gain
----------------          --------- ---------- ----------- ---------- ----------
Russell 2000.............    15        3/04    $4,105,017  $4,179,000  $73,983
                                               ==========  ==========  =======

6. Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 2003, the Fund loaned securities having a market value of $4,718,722. The Fund received cash collateral amounting to $4,879,037, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the year ended December 31, 2003 was $8,947.

7. Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2003, the commitment fee allocated to the Fund was $2,296. Since the line of credit was established there have been no borrowings.

8. Capital Stock

At December 31, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in Class I shares were as follows:

                                  Year Ended        Year Ended
                               December 31, 2003 December 31, 2002
                               ----------------- -----------------
             Shares sold......     2,324,091         3,823,268
             Shares reacquired      (843,415)       (3,165,458)
                                   ---------        ----------
             Net Increase.....     1,480,676           657,810
                                   =========        ==========

         Notes to Financial Statements
         (continued)


The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of December 31, 2003, the Fund had not issued any Class II shares.

9. Capital Loss Carryforwards

At December 31, 2003, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $2,768,000, available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on the December 31 of the year indicated:

                                      2009      2010      2011
                                    -------- ---------- --------
               Carryforward amounts $392,000 $2,103,000 $273,000

10. Income Tax Information and Distribution to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                                   2003         2002
                                               -----------  -----------
        Accumulated capital losses............ $(2,767,736) $(2,494,480)
                                               ===========  ===========
        Unrealized appreciation (depreciation) $ 5,048,836  $(4,784,792)
                                               ===========  ===========

At December 31, 2003 and December 31, 2002, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable to wash sale loss deferrals, mark to market of derivative contracts and returns of capital from Real Estate Investment Trust.

For the years ended December 31, 2003 and December 31, 2002, the Fund did not make any distributions.

11. Prospectus Restriction

The Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. The Fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Growth Index ("Index") at the time of investment. Subsequent to a reconstitution of the Russell 2000 Growth Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were not similar to the companies in the Index, resulting in less than 80% of the Fund's net assets being invested in equity securities of small cap companies and related investments for a period of time.

The Fund sold certain securities of issuers with market capitalizations not similar to the companies in the Index to achieve compliance with its investment policy resulting in a net realized gain to the Fund of $60,647. Additionally, the Manager has agreed to reimburse the Fund for certain losses on investments that were acquired in violation of its investment policy in the amount of $38,301.

         Notes to Financial Statements
         (continued)


12. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

         Financial Highlights

For a share of capital stock outstanding for each year ended December 31, unless otherwise noted:

                                                           Class I Shares
                                           --------------------------------------------
                                           2003(1)    2002      2001      2000    1999(2)
                                           -------  -------   -------   ------   -------
Net Asset Value, Beginning of Year........  $ 8.22   $12.59    $13.57   $12.16   $10.00
                                           -------  -------   -------   ------   ------
Income (Loss) From Operations:
  Net investment income (loss) (3)........   (0.06)   (0.04)    (0.04)   (0.02)    0.00*
  Net realized and unrealized gain (loss).    4.09    (4.33)    (0.94)    2.04     2.16
                                           -------  -------   -------   ------   ------
  Total Income (Loss) From Operations.....    4.03    (4.37)    (0.98)    2.02     2.16
                                           -------  -------   -------   ------   ------
Less Distributions From:
  Net investment income...................      --       --        --    (0.00)*     --
  Net realized gains......................      --       --        --    (0.61)      --
  Capital.................................      --       --        --    (0.00)*     --
                                           -------  -------   -------   ------   ------
  Total Distributions.....................      --       --        --    (0.61)      --
                                           -------  -------   -------   ------   ------
Net Asset Value, End of Year..............  $12.25   $ 8.22    $12.59   $13.57   $12.16
                                           =======  =======   =======   ======   ======
Total Return (4)(5).......................   49.03%  (34.71)%   (7.22)%  16.73%   21.60%++
Net Assets, End of Year (000s)............ $42,035  $16,047   $16,292   $9,064   $1,801
Ratios to Average Net Assets:
  Expenses (3)(6).........................    1.26%    1.30%     1.47%    1.50%    1.50%+
  Net investment income (loss)............   (0.58)   (0.47)    (0.47)   (0.23)    0.16+
Portfolio Turnover Rate...................     147%      78%      102%     109%      16%

--------
(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period November 8, 1999 (commencement of operations) to December 31, 1999.
(3) SBAM has waived all or a portion of its management fees for the year ended December 31, 2000 and the period ended December 31, 1999. In addition, SBAM reimbursed the Fund for $12,692 and $27,494 in expenses for the year ended December 31, 2000 and the period ended December 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share changes to net investment income (loss) and the actual expense ratios would have been as follows:

     Decrease (Increase) to Expense Ratios Without
     Net Investment Income     Fee Waivers and
        (Loss) Per Share    Expense Reimbursements
     ---------------------- ----------------------
2000         $(0.07)                 2.52%
1999           0.20                 16.36+

(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5) 0.12% of the Fund's total return resulted from investments not meeting the investment policy of the Fund (See Note 11 of Notes to Financial Statements.)
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.50%.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

         Report of Independent Auditors

To the Board of Directors of Salomon Brothers Variable Series Funds Inc and Shareholders of
Salomon Brothers Variable Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Variable Small Cap Growth Fund (the "Fund", a portfolio of Salomon Brothers Variable Series Funds Inc) at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
February 17, 2004

         Additional Information
         (unaudited)

Information about Directors and Officers

The business and affairs of the Salomon Brothers Variable Series Funds Inc ("Company") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Directors of the Company and is available by contacting the transfer agent at 1-800-SALOMON.

                                                                                          Number of
                                                                      Principal         Portfolios in
                                              Term of Office*       Occupation(s)       Fund Complex
                             Position(s) Held  and Length of         During Past         Overseen by  Other Board Memberships
Name, Address and Age          with Company     Time Served          Five Years           Director       Held by Director
---------------------        ---------------- --------------- ------------------------- ------------- -----------------------

Non-Interested Directors:
Carol L. Colman                  Director          Since      President, Colman              35                None
Colman Consulting Co.                              1998       Consulting Co.
278 Hawley Road
North Salem, NY 10560
Age 58

Daniel P. Cronin                 Director          Since      Associate General              32                None
Pfizer Inc.                                        1998       Counsel, Pfizer Inc.
235 East 42nd Street
New York, NY 10017
Age 57

Leslie H. Gelb                   Director          Since      President Emeritus and         32        Director of two
The Council on Foreign                             2002       Senior Board Fellow, The                 registered investment
Relations                                                     Council on Foreign                       companies advised by
58 East 68th Street                                           Relations; formerly,                     Advantage Advisers,
New York, NY 10021                                            Columnist, Deputy                        Inc. ("Advantage")
Age 66                                                        Editorial Page Editor,
                                                              Op-Ed Page, The New
                                                              York Times

William R. Hutchinson            Director          Since      President, W.R.                42        Director, Associated
535 N. Michigan                                    2003       Hutchinson & Associates,                 Banc-Corp.
Suite 1012                                                    Inc. (consultant);
Chicago, IL 60611                                             Group Vice President,
Age 61                                                        Mergers and Acquisitions,
                                                              BP p.l.c.

Dr. Riordan Roett                Director          Since      Professor and Director,        32        Director, The Latin
The Johns Hopkins University                       2002       Latin American Studies                   America Equity
1740 Massachusetts Ave. NW                                    Program, Paul H. Nitze                   Fund, Inc.
Washington, DC 20036                                          School of Advanced
Age 66                                                        International Studies,
                                                              The Johns Hopkins
                                                              University

Jeswald W. Salacuse              Director          Since      Henry J. Braker Professor      32        Director of two
Tufts University--                                 2002       of Commercial Law and                    registered investment
The Fletcher School of Law &                                  formerly Dean, The                       companies advised by
Diplomacy                                                     Fletcher School of Law &                 Advantage
160 Packard Avenue                                            Diplomacy, Tufts
Medford, MA 02155                                             University
Age 66

          Additional Information
          (unaudited) (continued)

                                                                                           Number of
                                                                      Principal          Portfolios in
                                              Term of Office*       Occupation(s)        Fund Complex        Other
                             Position(s) Held  and Length of         During Past          Overseen by  Board Memberships
Name, Address and Age          with Company     Time Served          Five Years            Director    Held by Director
---------------------        ---------------- --------------- -------------------------- ------------- -----------------

Interested Director:
R. Jay Gerken, CFA**         Chairman,             Since      Managing Director of            221            None
Citigroup Asset Management   President and         2002       Citigroup Global Markets
("CAM")                      Chief Executive                  Inc. ("CGM"); Chairman,
399 Park Avenue, 4th Floor   Officer                          President and Chief
New York, NY 10022                                            Executive Officer of
Age 52                                                        Smith Barney Fund
                                                              Management LLC
                                                              ("SBFM"), Travelers
                                                              Investment Adviser, Inc
                                                              ("TIA") and Citi Fund
                                                              Management Inc.
                                                              ("CFM"); President and
                                                              Chief Executive Officer of
                                                              certain mutual funds
                                                              associated with Citigroup
                                                              Inc. ("Citigroup");
                                                              Formerly, Portfolio
                                                              Manager of Smith Barney
                                                              Allocation Series Inc.
                                                              (from 1996 to 2001) and
                                                              Smith Barney Growth
                                                              and Income Fund (from
                                                              1996 to 2000)

Officers:
Andrew B. Shoup              Treasurer***          Since      Director of CAM; Senior         N/A            N/A
CAM                                                2004       Vice President and Chief
125 Broad Street, 10th Floor Senior Vice                      Administrative Officer of
New York, NY 10004           President and         Since      mutual funds associated
Age 47                       Chief                 2003       with Citigroup; Treasurer
                             Administrative                   of certain mutual funds
                             Officer                          associated with Citigroup;
                                                              Head of International
                                                              Funds Administration of
                                                              CAM (from 2001 to
                                                              2003); Director of Global
                                                              Funds Administration of
                                                              CAM (from 2000 to
                                                              2001); Head of U.S.
                                                              Citibank Funds
                                                              Administration of CAM
                                                              (from 1998 to 2000)

          Additional Information
          (unaudited) (continued)

                                                                                     Number of
                                                                  Principal        Portfolios in
                                            Term of Office*     Occupation(s)      Fund Complex        Other
                           Position(s) Held  and Length of       During Past        Overseen by  Board Memberships
Name, Address and Age        with Company     Time Served        Five Years          Director    Held by Director
---------------------      ---------------- --------------- ---------------------- ------------- -----------------
Alan J. Blake               Executive Vice       Since      Managing Director of        N/A             N/A
CAM                         President            2002       Salomon Brothers Asset
399 Park Avenue, 4th Floor                                  Management Inc.
New York, NY 10022                                          ("SBAM")
Age 53

James E. Craige, CFA        Executive Vice       Since      Managing Director of        N/A             N/A
CAM                         President            1995       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 37

John B. Cunningham, CFA     Executive Vice       Since      Managing Director of        N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 39

John G. Goode               Executive Vice       Since      Managing Director of        N/A             N/A
CAM                         President            2002       SBAM
One Sansome Street
36th Floor
San Francisco, CA 94104
Age 59

Peter J. Hable              Executive Vice       Since      Managing Director of        N/A             N/A
CAM                         President            2002       SBAM
One Sansome Street
36th Floor
San Francisco, CA 94104
Age 45

Roger M. Lavan, CFA         Executive Vice       Since      Managing Director of        N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 40

Beth A. Semmel, CFA         Executive Vice       Since      Managing Director of        N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 43

Peter J. Wilby, CFA         Executive Vice       Since      Managing Director of        N/A             N/A
CAM                         President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 45

          Additional Information
          (unaudited) (continued)

                                                                                        Number of
                                                                    Principal         Portfolios in
                                            Term of Office*       Occupation(s)       Fund Complex        Other
                           Position(s) Held  and Length of         During Past         Overseen by  Board Memberships
Name, Address and Age        with Company     Time Served          Five Years           Director    Held by Director
---------------------      ---------------- --------------- ------------------------- ------------- -----------------

George J. Williamson        Executive Vice       Since      Managing Director of           N/A             N/A
SBAM                        President            1998       SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 69

Andrew Beagley              Vice President       Since      Director of CGM (since         N/A             N/A
CAM                         and Chief            2002       2000); Director of
399 Park Avenue, 4th Floor  Anti-Money                      Compliance, North
New York, NY 10022          Laundering                      America, CAM (since
Age 40                      Compliance                      2000); Chief Anti-Money
                            Officer                         Laundering Compliance
                                                            Officer and Vice
                                                            President of certain
                                                            mutual funds associated
                                                            with Citigroup; Director
                                                            of Compliance, Europe,
                                                            the Middle East and
                                                            Africa, CAM (from 1999
                                                            to 2000); Compliance
                                                            Officer, Salomon Brothers
                                                            Asset Management
                                                            Limited, Smith Barney
                                                            Global Capital
                                                            Management Inc.,
                                                            Salomon Brothers Asset
                                                            Management Asia Pacific
                                                            Limited (from 1997 to
                                                            1999)

     Additional Information
     (unaudited)(continued)

                                                                                           Number of
                                                                      Principal          Portfolios in
                                              Term of Office*       Occupation(s)        Fund Complex        Other
                             Position(s) Held  and Length of         During Past          Overseen by  Board Memberships
Name, Address and Age          with Company     Time Served          Five Years            Director    Held by Director
---------------------        ---------------- --------------- -------------------------- ------------- -----------------

Frances M. Guggino            Controller           Since      Vice President of CGM;          N/A             N/A
CAM                                                2002       Controller of certain
125 Broad Street, 10th Floor                                  mutual funds associated
New York, NY 10004                                            with Citigroup
Age 45

Robert I. Frenkel             Secretary            Since      Managing Director and           N/A             N/A
CAM                           and Chief            2003       General Counsel of
300 First Stamford Place      Legal Officer                   Global Mutual Funds for
4th Floor                                                     CAM and its predecessor
Stamford, CT 06902                                            (since 1994); Secretary of
Age 48                                                        CFM; Secretary and Chief
                                                              Legal Officer of mutual
                                                              funds associated with
                                                              Citigroup

--------
* Directors are elected until the Investment Company's next annual meeting and until their successors are elected and qualified. Officers are elected or appointed by Directors and hold office until they resign, are removed or are otherwise disqualified to serve.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
***As of January 20, 2004.

Salomon Brothers Variable Series Funds Inc


Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
   Chairman
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
   President and Chief Executive Officer
ANDREW B. SHOUP*
   Senior Vice President,
   Chief Administrative Officer and Treasurer
ALAN J. BLAKE
   Executive Vice President
JAMES E. CRAIGE, CFA
   Executive Vice President
JOHN B. CUNNINGHAM, CFA
   Executive Vice President
JOHN G. GOODE
   Executive Vice President
PETER J. HABLE
   Executive Vice President
ROGER M. LAVAN, CFA
   Executive Vice President
BETH A. SEMMEL, CFA
   Executive Vice President
PETER J. WILBY, CFA
   Executive Vice President
GEORGE J. WILLIAMSON
   Executive Vice President
ANDREW BEAGLEY
   Vice President and Chief Anti-Money Laundering Compliance Officer FRANCES M. GUGGINO
   Controller
ROBERT I. FRENKEL
   Secretary and Chief Legal Officer

--------
* Elected Treasurer as of January 20, 2004.

Investment Manager
   Salomon Brothers Asset Management Inc
   399 Park Avenue
   New York, New York 10022

Custodian
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

Legal Counsel
   Simpson Thacher & Bartlett LLP
   425 Lexington Avenue
   New York, New York 10017

Independent Auditors
   PricewaterhouseCoopers LLP
   1177 Avenue of the Americas
   New York, New York 10036

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Small Cap Growth Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.





                                ----------------
                                    SALOMON
                                ----------------
                                    BROTHERS
                                ----------------
                                Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022            04-6054

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Directors of the registrant has determined that William
          R. Hutchinson, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Audit Fees for Salomon Brothers Variable Series Funds Inc were $199,318 and $166,500 for the years ended 12/31/03 and 12/31/02, respectively. These amounts represent aggregate fees paid to the Accountant in connection with the annual audit of the Salomon Brothers Variable Series Funds Inc's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

          (b) Audit-Related Fees for Salomon Brothers Variable Series Funds Inc were $0 and $0 for the years ended 12/31/03 and 12/31/02.

               In addition, there were no Audit-Related Fees billed in the years ended 12/31/03 and 12/31/02 for assurance and related services by the Accountant to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Variable Series Funds Inc ("service affiliates"), that required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

          (c) Tax Fees for Salomon Brothers Variable Series Funds Inc were $25,300 and $25,200 for the years ended 12/31/03 and 12/31/02.
               These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Variable Series Funds Inc.

               There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2003 that required pre-approval by the Audit Committee.

          (d) There were no All Other Fees for Salomon Brothers Variable Series Funds Inc for the years ended 12/31/03 and 12/31/02.

               All Other Fees. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management ("SBAM"), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Variable Series Funds Inc, requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management ("CAM") entities, were $558,750; all of which were pre-approved by the Audit Committee.

          (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and
               (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include:
               (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources;
               (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund,
               (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.


          (f)  N/A

          (g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Variable Series Funds Inc and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Variable Series Funds Inc were $18.3 million and $6.4 million for the years ended 12/31/2003 and 12/31/2002.

          (h) Yes. The Salomon Brothers Variable Series Funds Inc's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Variable Series Funds Inc or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Salomon Brothers Variable Series Funds Inc

Date: March 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Salomon Brothers Variable Series Funds Inc

Date: March 10, 2004

By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Administrative Officer of
      Salomon Brothers Variable Series Funds Inc

Date: March 10, 2004